HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2018
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

11.  HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2016	2017	2018
Rents	1,871	2,059	2,406
Utilities	346	366	399
Personnel costs	1,089	1,388	1,663
Depreciation and amortization	677	773	869
Consumable, food and beverage	495	551	673
Others	456	538	466
Total	4,934	5,675	6,476